Loss per Share Attributable to Ordinary Equity Holders of the Parent	6 Months Ended
Jun. 30, 2021
Basic Earnings Per Share [Abstract]
Loss per Share Attributable to Ordinary Equity Holders of the Parent

7. LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

The calculation of the basic loss per share amount is based on the loss for the period attributable to ordinary equity holders of the parent, and the weighted average number of ordinary shares of 207,775,944 and 271,684,977 in issue during the six months ended June 30, 2020 and 2021, respectively.

The calculation of the diluted earnings per share amount is based on the loss for the period attributable to ordinary equity holders of the parent. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the period, as used in the basic earnings per share calculation, and the weighted average number of ordinary shares assumed to have been issued at no consideration on the deemed exercise of all dilutive potential ordinary shares into ordinary shares.

No adjustment was made to the basic loss per share amounts presented for the six months ended June 30, 2020 and 2021 in respect of a dilution as the impact of the outstanding share options had an anti-dilutive effect on the basic loss per share amounts presented.

The calculations of basic and diluted loss per share are based on:

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Losses
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	(179,104)	(172,483)

	Number of shares Six months ended June 30,
	2020	2021
	(Unaudited)	(Unaudited)
Shares
Weighted average number of ordinary shares in issue during the period used in the basic earnings per share calculation	207,775,944	271,684,977